BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]

19. BASIC AND DILUTED LOSS PER SHARE

          Basic and diluted loss per share for the years ended December 31, 2009, 2010 and 2011 are calculated as follows:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Numerator for basic loss per share:
Loss attributable to ordinary shareholders	(55,872)	(12,073)	(45,389)

Cumulative dividends on Series A convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series B convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series C convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares	—	—	—
Changes in redemption value of Series A convertible redeemable preferred shares	—	—	—
Changes in redemption value of Series B convertible redeemable preferred shares	—	—	—
Changes in redemption value of Series C convertible redeemable preferred shares	—	—	—

Numerator for diluted loss per share	(55,872)	(12,073)	(45,389)

Denominator:
Weighted average number of ordinary shares outstanding—basic	15,541,666	143,253,450	156,505,076

Dilutive effect of convertible securities:
Warrants	—	—	—
Convertible redeemable preferred shares	—	—	—
Share options.	—	—	—

Weighted average number of ordinary shares outstanding—diluted	15,541,666	143,253,450	156,505,076

Loss per share—basic and diluted	(3.59)	(0.08)	(0.29)
From continuing operations	(3.59)	(0.09)	(0.29)

From discontinued operations	0.00	0.01	(0.00)

          The Group had securities outstanding which could potentially dilute basic loss per share in the future, but these securities were excluded from the computation of diluted loss per share in the years ended December 31, 2009, 2010 and 2011, as their effects would have been anti-dilutive. Such outstanding securities consist of warrants and share options in 2009, 2010 and 2011, and convertible redeemable preferred shares in 2009 and 2010.